Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Fee and commission income:
Current accounts	£ 315	£ 345	£ 367
Credit and debit card fees	487	493	460
Other	570	609	691
Total fee and commission income	1,372	1,447	1,518
Fee and commission expense	(674)	(712)	(670)
Net fee and commission income	£ 698	£ 735	£ 848